Submission	Dec. 05, 2025
Submission [Line Items]
Central Index Key	0001071255
Registrant Name	GOLDEN ENTERTAINMENT, INC.
Form Type	SC 13E-3
Submission Type	SC 13E3
Fee Exhibit Type	EX-FILING FEES
Offering Table N/A
Offset Table N/A